Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000119983
Account Value [Line Items]
Account Value	$ 12,972	$ 12,818	$ 12,663	$ 12,483	$ 12,271	$ 12,088	$ 11,847	$ 11,666	$ 11,476	$ 11,345	$ 11,153	$ 11,174	$ 11,171	$ 11,257	$ 11,325	$ 11,328	$ 11,330	$ 11,308		$ 11,265	$ 11,206	$ 11,027	$ 11,034	$ 10,930	$ 10,885	$ 10,789	$ 10,665	$ 10,564	$ 10,516	$ 10,448	$ 10,389	$ 10,362	$ 10,318		$ 10,275	$ 10,215	$ 10,179	$ 10,146	$ 10,096	$ 10,007	$ 10,002	$ 10,002	$ 10,000
C000193195
Account Value [Line Items]
Account Value	635,921	628,187	619,199	611,418	600,884	591,734	579,788	570,814	561,370	554,794	545,250	544,997	545,781	549,787	551,832	552,886	552,827	551,549		549,285	546,241	537,370	537,552	532,331	530,020	525,245	518,165	514,303	511,954	507,612	505,761	503,453	501,296	$ 500,000
C000225825
Account Value [Line Items]
Account Value	11,606	11,481	11,312	11,164	10,945	10,772	10,571	10,402	10,225	10,100	9,922	9,913	9,922	9,991	10,023	10,038	10,011	10,002	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591		10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	556,207	557,816	551,960	552,674	527,416	527,195	516,453	515,090	520,619	510,219	510,431	521,310	532,020	565,164	585,623	589,157	579,681	580,513		592,456	589,654	582,038	572,591	552,233	553,804	531,952	512,695	498,444	502,670	499,953	496,943	505,225	508,001	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,571	9,598	9,498	9,510	9,075	9,071	8,887	8,863	8,958	8,779	8,783	8,970	9,154	9,725	10,077	10,138	9,975	9,989	10,000
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Account Value	12,284	12,160	12,019	11,877	11,697	11,547	11,398	11,237	11,091	10,965	10,853	10,807	10,807	10,808	10,825	10,826	10,824	10,818		10,811	10,804	10,789	10,721	10,654	10,597	10,518	10,442	10,366	10,313	10,256	10,207	10,180	10,157		$ 10,125	$ 10,109	$ 10,083	$ 10,069	$ 10,046	$ 10,025	$ 10,010	$ 10,004	$ 10,000
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Account Value	606,019	599,889	592,958	585,914	577,033	569,670	562,293	554,341	547,159	540,927	535,400	533,171	533,162	533,178	534,027	534,097	533,968	533,681		$ 533,343	$ 533,014	$ 532,256	$ 528,899	$ 525,615	$ 522,775	$ 518,895	$ 515,166	$ 511,399	$ 508,753	$ 505,967	$ 503,530	$ 502,200	$ 501,061	$ 500,000
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Account Value	$ 11,355	$ 11,240	$ 11,110	$ 10,978	$ 10,812	$ 10,674	$ 10,535	$ 10,386	$ 10,252	$ 10,135	$ 10,032	$ 9,990	$ 9,990	$ 9,990	$ 10,006	$ 10,007	$ 10,005	$ 9,999	$ 10,000